Loans Receivable, Net - Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment and Impairment Method (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 289	$ 1,148
Collectively evaluated for impairment	4,537	4,964
Total ending allowance balance	4,826	6,112
Loans individually evaluated for impairment	9,937	29,339
Loans collectively evaluated for impairment	632,434	581,498
Total ending loans balance	642,371	610,837
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	233	28
Collectively evaluated for impairment	614	565
Total ending allowance balance	847	593
Loans individually evaluated for impairment	1,416	3,130
Loans collectively evaluated for impairment	87,522	85,777
Total ending loans balance	88,938	88,907
Land Development/Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		1,036
Collectively evaluated for impairment	1,384	1,001
Total ending allowance balance	1,384	2,037
Loans individually evaluated for impairment	515	8,224
Loans collectively evaluated for impairment	44,604	54,871
Total ending loans balance	45,119	63,095
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	2
Collectively evaluated for impairment	1,468	2,154
Total ending allowance balance	1,470	2,154
Loans individually evaluated for impairment	7,532	15,836
Loans collectively evaluated for impairment	291,716	249,184
Total ending loans balance	299,248	265,020
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	941	1,120
Total ending allowance balance	941	1,120
Loans individually evaluated for impairment	257	1,814
Loans collectively evaluated for impairment	200,189	183,284
Total ending loans balance	200,446	185,098
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	54	84
Collectively evaluated for impairment	130	124
Total ending allowance balance	184	208
Loans individually evaluated for impairment	217	335
Loans collectively evaluated for impairment	8,403	8,382
Total ending loans balance	$ 8,620	$ 8,717